Additional information: condensed financial statements of the Company (Tables)	12 Months Ended
Dec. 31, 2018
Additional information: condensed financial statements of the Company [Abstract]
Schedule of Condensed Balance Sheets
Condensed balance sheets

(In thousands)	December 31, 2017	December 31, 2018
Assets
Current assets:
Cash and cash equivalents	280,196	229,675
Due from subsidiaries and consolidated VIEs	98,129	151,491
Prepayments and other current assets	439	170
Total current assets	378,764	381,336
Non-current assets:
Property, equipment and software, net	1	—
Investments in subsidiaries and consolidated VIEs	17,375	(26,130)
Total assets	396,140	355,206
Liabilities
Current liabilities:
Accounts payable	55	55
Due to subsidiaries and consolidated VIEs	4,079	7,169
Contract liabilities and deferred income, current portion	308	503
Accrued liabilities and other payables	732	2,185
Total current liabilities	5,174	9,912
Non-current liabilities:
Contract liabilities and deferred income, non-current	308	—
Due to related parties, non-current portion	4,737	—
Other long-term payable	925	—
Total liabilities	11,144	9,912
Commitments and contingencies
Shareholders’ equity
Common shares	83	84
Treasury shares 35,233,649 shares as at December 31, 2017 and 32,354,429 shares as at December 31, 2018	9	8
Other shareholders’ equity	384,904	345,203
Total Xunlei Limited’s shareholders’ equity	384,996	345,295
Total liabilities and shareholders’ equity	396,140	355,207

Schedule of Condensed Statements of Operations
Condensed statements of operations

	Years ended December 31,
(In thousands)	2016	2017	2018
Cost of revenues	—	—	—
Gross loss	—	—	—
Operating expenses
Sales and marketing expenses	(10)	—	—
General and administrative expenses	(1,193)	(1,153)	(1,483)
Total operating expenses	(1,203)	(1,153)	(1,483)
Operating loss	(1,203)	(1,153)	(1,483)
Interest income	1,521	1,262	879
Interest expense	(239)	(239)	(239)
Other income, net	715	3,308	4,646
(Loss)/income from subsidiaries and consolidated VIE
- Continuing operations	(31,528)	(47,407)	(43,221)
- Discontinued operations	6,623	6,407	139
Loss before income tax	(24,111)	(37,822)	(39,279)
Income tax	—	—	—
Net loss	(24,111)	(37,822)	(39,279)
Net income attributable to the non-controlling interest	—	—	—
Net loss attributable to Xunlei Limited’s common shareholders	(24,111)	(37,822)	(39,279)

Schedule of Condensed Statement of Cash Flows
Condensed statement of cash flows

	Years ended December 31,
(In thousands)	2016	2017	2018
Cash flows from operating activities
Net cash used in operating activities	(20,312)	(25,333)	(88,309)
Cash flows from investing activities
Net cash generated from investing activities	15,557	32,670	37,788
Cash flows from financing activities
Net cash used in financing activities	(14,260)	(301)	—
Net (decrease) / increase in cash and cash equivalents	(19,015)	7,036	(50,521)
Cash and cash equivalents at beginning of year	292,175	273,160	280,196
Effect of exchange rates on cash and cash equivalents	—	—	—
Cash and cash equivalents at end of year	273,160	280,196	229,675